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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: September 30, 2006

                 Check here if Amendment [ ]; Amendment Number:

                This Amendment (Check only one.):
                [ ] is a restatement.
                [ ] adds new holdings entries.

                Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                         San Francisco, California 94111

                         Form 13F File Number: 28-11095

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                  Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900





                              /s/ Meridee A. Moore
                            ------------------------
                            San Francisco, California
                                November 14, 2006


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       26

                    Form 13 F Information Table Value Total:

                               $150,221(thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-11473
Name: WS Partners, L.L.C.


COLUMN 1                            COLUMN 2         COLUMN 3  COLUMN 4 COLUMN 5             COLUMN 6 COLUMN 7 COLUMN 8

                                                               Value    Shares/     SH/ PUT/ INVESTMT OTHER
Name Of Issuer                      Title of Class   CUSIP     ($1,000) PRN AMT     PRN CALL DSCRETN  MGRS     SOLE      SHARED NONE
----------------------------------  ---------------  --------- -------- ----------  --- ---- -------- -----    --------- ------ ----
Advance Auto Parts Inc.             Common           00751Y106    6,654    202,000  SH       Other    1         202,000
Arbor Realty Trust Inc.             Common           038923108      431     16,863  SH       Other    1          16,863
Atlas Air Worldwide Holdings Inc.   Common New       049164205   12,168    279,597  SH       Other    1         279,597
Bally Total Fitness Holding Corp    Common           05873K108      159    105,470  SH       Other    1         105,470
Carmike Cinemas Inc.                Common           143436400   14,658    853,185  SH       Other    1         853,185
Chart INDS Inc                      Common Par $0.01 16115Q308    5,048    410,076  SH       Other    1         410,076
Covad Communications Group I        DBCV 3.000% 3/1  222814AR6   10,198 11,633,000  PRN      Other    1      11,633,000
Crown Holdings Inc.                 Common           228368106    5,331    286,600  SH       Other    1         286,600
Edison International                Common           281020107   12,700    305,000  SH       Other    1         305,000
Endurance Specialty Holdings Lt     SHS              G30397106    8,110    230,000  SH       Other    1         230,000
Eschelon Telecom Inc.               Common           296290109    8,214    483,455  SH       Other    1         483,455
EZCorp Inc.                         CL A NON VTG     302301106    3,520     91,000  SH       Other    1          91,000
EZCorp Inc.                         CL A NON VTG     302301106       77      2,000  SH Call  Other    1           2,000
GenTek Inc.                         Common New       37245X203    3,650    132,190  SH       Other    1         132,190
Global Crossing LTD                 Note 5.000% 5/1  37932JAA1    3,285  3,000,000  PRN      Other    1       3,000,000
Hawaiian Holdings Inc.              Common           419879101   13,888  3,338,576  SH       Other    1       3,338,576
Hercules Tech. Growth Capital Inc.  Common           427096508    2,650    206,532  SH       Other    1         206,532
Horizon Lines Inc.                  Common           44044K101    3,340    200,000  SH       Other    1         200,000
Laidlaw International Inc.          Common           50730R102    5,082    185,950  SH       Other    1         185,950
Mills Corp                          Common           601148109      852     51,000  SH       Other    1          51,000
Pilgrims Pride Corp.                Common           721467108    3,173    116,000  SH       Other    1         116,000
QLT Inc.                            Note 3.000% 9/1  746927AB8    6,889  7,352,000  PRN      Other    1       7,352,000
Rubios Restaurants Inc.             Common           78116B102    2,614    296,000  SH       Other    1         296,000
Sanderson Farms Inc.                Common           800013104    3,851    119,000  SH       Other    1         119,000
StealthGas Inc.                     SHS              Y81669106    2,998    240,000  SH       Other    1         240,000
U S Airways Group Inc.              Common           90341W108   10,684    241,000  SH       Other    1         241,000